                                                              September 29, 1995


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


RE: RULE 24F-2 NOTICE FOR KEYSTONE HIGH INCOME BOND FUND (B-4) (FORMERLY KEYSTONE CUSTODIAN FUND, SERIES B-4) (THE "FUND"); REGISTRATION STATEMENT NO. 2-10526/811-95


Dear Sirs and Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:

         (i) The fiscal year of the Fund for which this Notice is filed is the year ended July 31, 1995.

        (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 remaining unsold at the beginning of such fiscal year was 0.

       (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2 was 86,424,069.

        (iv) The number of shares of the Fund sold during such fiscal year was 53,793,682.*

         (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was 0.

Securities and Exchange Commission
Page 2
September 29,1995



*Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a)      Actual aggregate sales price of
         shares sold pursuant to Rule
         24f-2 during the fiscal year:                          $0

(b)      Reduced by the difference between:

         (1)      The actual aggregate redemption
                  price of shares of the Fund
                  redeemed during the fiscal year:              $240,425,711

                  and

         (2)      The actual aggregate redemption
                  price of such redeemed shares
                  previously applied pursuant to
                  Rule 24e-2(a) in filings made
                  pursuant to Section 24(e)(1) of
                  the Act:                                      $0

                                                               ($240,425,711)
                                                               -------------
(c)      Net aggregate sales price:                            ($240,425,711)

(d)      Fee computed at 1/29 of 1%:                            $0




                                                          Sincerely yours,

                                                          /s/ James M. Wall
                                                              James M. Wall


Enclosures